Exhibit 99.1 Schedule 6(b) – Servicing Pay History

Loan ID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback	Category
286613727	XX/XX/XXXX	XX/XX/XXXX	24	0021111110001111000001XX	2	12	Deinquency, At Least One Missing Month
891520698	XX/XX/XXXX	XX/XX/XXXX	24	000000000000000000000000	0	0	No Deliquency, No Missing Data
920195346	XX/XX/XXXX	XX/XX/XXXX	24	000111001222110101000002	0	12	Delinquency, No Missing Data
61864836	XX/XX/XXXX	XX/XX/XXXX	24	001011121011000110000000	0	10	Delinquency, No Missing Data
380967195	XX/XX/XXXX	XX/XX/XXXX	12	2122022X0X00	2	6	Deinquency, At Least One Missing Month
409590486	XX/XX/XXXX	XX/XX/XXXX	24	011122210000032111011000	0	14	Delinquency, No Missing Data
945845745	XX/XX/XXXX	XX/XX/XXXX	6	000100	0	1	Delinquency, No Missing Data
145548645	XX/XX/XXXX	XX/XX/XXXX	6	999000	0	3	Delinquency, No Missing Data
187414290	XX/XX/XXXX	XX/XX/XXXX	6	111100	0	4	Delinquency, No Missing Data
685219629	XX/XX/XXXX	XX/XX/XXXX	6	211000	0	3	Delinquency, No Missing Data
986505521	XX/XX/XXXX	XX/XX/XXXX	6	211100	0	4	Delinquency, No Missing Data
411189336	XX/XX/XXXX	XX/XX/XXXX	6	100000	0	1	Delinquency, No Missing Data

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only.  No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion.  You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario.  Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by AMC hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.